Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,799)	¥ (11,718)	¥ (3,413,724)	¥ (9,117,506)
(Income)/loss from discontinued operation, net of income tax	(1,063)	(6,915)	1,365,432	1,376,180
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	644,409	4,192,716	3,420,289	2,507,324
Share-based compensation	427,288	2,780,062	2,061,432	1,076,286
Loss from disposal of property, equipment and software	1,781	11,591	18,478	7,714
Deferred income tax	(33,969)	(221,010)	(34,782)	(42,584)
Amortization of discounts and issuance costs of the unsecured senior notes	2,064	13,426	8,622
Impairment of goodwill and intangible assets				2,750,129
Impairment of investments accounted for under cost method and available-for-sale securities	21,490	139,823	542,946	611,108
Gain from business and investment disposals	(11,522)	(74,965)	(1,232,853)	(1,507)
Share of results of equity investees	296,131	1,926,720	2,781,909	2,852,677
Foreign exchange (gains)/losses	(32,812)	(213,482)	143,125	56,992
Changes in operating assets and liabilities:
Accounts receivable	(83,917)	(545,991)	(8,703,383)	(5,664,769)
Restricted cash	(312,844)	(2,035,454)	526,646	(1,084,678)
Inventories	(1,965,531)	(12,788,337)	(8,372,953)	(8,345,617)
Advance to suppliers	(21,127)	(137,457)	341,817	242,964
Prepayments and other current assets	(50,419)	(328,041)	(472,714)	295,669
Amount due from related parties	377,624	2,456,933	(1,496,349)	(1,342,747)
Other non-current assets	(57,264)	(372,576)	178,815	(1,161,731)
Accounts payable	4,012,448	26,106,191	14,518,806	14,186,532
Advance from customers	328,753	2,138,964	4,365,280	2,461,505
Deferred revenues	(57,489)	(374,042)	(725,788)	(456,896)
Taxes payable	14,283	92,932	445,585	(91,251)
Accrued expenses and other current liabilities	710,697	4,624,014	3,710,000	1,851,928
Amount due to related parties	(10,201)	(66,370)	16,907	69,946
Net cash provided by continuing operating activities	4,197,011	27,307,014	9,993,543	3,037,668
Net cash used in discontinued operating activities	(382,051)	(2,485,741)	(1,226,526)	(1,341,346)
Net cash provided by operating activities	3,814,960	24,821,273	8,767,017	1,696,322
Cash flows from investing activities:
Purchase of short-term investments	(1,273,957)	(8,288,743)	(15,832,188)	(2,607,000)
Maturity of short-term investments	954,707	6,211,608	11,828,500	14,425,621
Purchases of investment securities	(1,202,569)	(7,824,277)	(50,000)	(1,139,386)
Cash received from disposal of investment securities			16,440
Prepayments and investments in equity investees	(954,135)	(6,207,880)	(7,146,498)	(6,871,616)
Cash received from disposal of equity investment	31,166	202,774	29,558
Changes in restricted cash	33,642	218,884	(705,372)
Cash paid for loan originations	(3,747,090)	(24,379,691)	(14,003,737)	(3,453,390)
Cash received from loan repayments	3,538,011	23,019,358	11,093,692	2,236,558
Purchase of property, equipment and software	(506,322)	(3,294,286)	(2,140,802)	(2,550,641)
Cash paid for construction in progress	(502,171)	(3,267,277)	(1,359,364)	(1,540,615)
Purchase of intangible assets	(1,349)	(8,774)	(50,438)	(6,556)
Purchase of land use rights	(735,524)	(4,785,538)	(678,328)	(925,758)
Cash paid for business combination, net of cash acquired (Note 8)	(24,693)	(160,658)	(615,849)	(290,339)
Loans (provided to)/settled by JD Finance	(951,061)	(6,187,891)	1,856,144	(5,085,864)
Proceeds from JD Finance Reorganization (Note 6)	2,002,237	13,027,155
Net cash used in continuing investing activities	(3,339,108)	(21,725,236)	(17,758,242)	(7,808,986)
Net cash provided by/(used in) discontinued investing activities	(2,424,243)	(15,772,856)	(30,510,335)	2,018,461
Net cash used in investing activities	(5,763,351)	(37,498,092)	(48,268,577)	(5,790,525)
Cash flows from financing activities:
Repurchase of ordinary shares			(5,338,274)
Purchase of capped call options			(2,007,100)
Proceeds from settlement of capped call options	113,352	737,501	1,463,218
Proceeds from issuance of ordinary shares pursuant to stock plans	20,864	135,745	82,396	75,713
Capital injection from non-controlling interest shareholders	32,234	209,725	173,550	146,185
Proceeds from short-term borrowings	107,587	700,000	3,029,576	4,021,004
Repayment of short-term borrowings	(362,247)	(2,356,888)	(3,491,500)	(3,576,171)
Proceeds from unsecured senior notes, net of discount and debt issuance costs			6,355,969
Proceeds from nonrecourse securitization debt	2,536,004	16,500,000	9,302,000	3,168,000
Repayment of nonrecourse securitization debt	(1,673,666)	(10,889,371)	(920,510)
Proceeds from other financing activities	22,079	143,653
Net cash provided by continuing financing activities	796,207	5,180,365	8,649,325	3,834,731
Net cash provided by discontinued financing activities	2,160,156	14,054,620	32,050,146	865,542
Net cash provided by financing activities	2,956,363	19,234,985	40,699,471	4,700,273
Effect of exchange rate changes on cash and cash equivalents	(98,602)	(641,534)	709,916	343,147
Net increase in cash and cash equivalents	909,370	5,916,632	1,907,827	949,217
Cash and cash equivalents at beginning of year	3,038,854	19,771,695	17,863,868	16,914,651
Cash and cash equivalents at end of year	3,948,224	25,688,327	19,771,695	17,863,868
Less: Cash and cash equivalents of discontinued operations at end of year			4,204,659	3,881,475
Cash and cash equivalents of continuing operations at end of year	3,948,224		15,567,036	13,982,393
Supplemental cash flow disclosures of continuing operations:
Cash paid for income taxes	(37,026)	(240,899)	(110,498)	(21,272)
Cash paid for interest	$ (88,730)	¥ (577,306)	(515,234)	(56,507)
Supplemental disclosures of non-cash investing and financing activities:
Equity investments obtained through commitment of future services and contribution of certain business			2,164,050	¥ 3,821,272
Transaction with Walmart
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with Transactions, net			¥ 9,592,258